Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the

United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2011	2012
	$	$
Assets
Current asset:
Cash and cash equivalents	2,096,837	1,493,563
Advances to suppliers and prepaid expenses		5,000,000
Total current assets	2,096,837	6,493,563
Investments in subsidiaries and affiliates	109,067,623	84,080,181
Total assets	111,164,460	90,573,744

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	563,403	757,305

Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,519	40,873
Additional paid-in capital	163,806,117	165,934,265
Treasury Stock	—	(572,168)
Accumulated deficit	(59,447,134)	(81,879,287)
Accumulated other comprehensive income	6,201,555	6,292,756
Total equity	110,601,057	89,816,439
Total liabilities and equity	111,164,460	90,573,744

Financial Information of Parent Company

STATEMENTS OF Comprehensive Income (loss)

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. Dollars)

	2010	2011	2012
	$	$	$
Operating income:
Royalty income from affiliates	4,745,895	—	—
General and administrative expense	(6,596,081)	(6,607,185)	(4,064,063)
Operating loss	(1,850,186)	(6,607,185)	(4,064,063)
Interest income	110,383	1,075,624	2,007
Other income, net	—	2,308,508	121,342

Equity in earnings (losses) of equity method investees	6,170,412	(30,000,608)	(18,491,436)
Net income(loss)	4,430,609	(33,223,661)	(22,432,150)

Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	942,264	3,909,408	91,198
Comprehensive income (loss)	5,372,873	(29,314,253)	(22,340,952)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. Dollars)

	2010	2011	2012
	$	$	$
Cash flows from operating activities:
Net income (loss)	4,430,609	(33,223,661)	(22,432,150)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	3,345,896	4,353,607	2,119,171
Equity in earnings (losses) of subsidiaries	(6,170,412)	30,000,608	18,491,436
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	3,639,423	383,536	—
Other receivables	(101,933)	101,933	—
Accrued expenses and other current liabilities	(128,751)	472,478	193,901
Net cash provided (used in) by operating activities	5,014,832	2,088,501	(1,627,642)

Cash flows from investing activities:
Investing in Joint Venture	—	—	(5,000,000)
Investment in subsidiaries and affiliates	(36,893,157)	(71,009,352)	6,596,536
Net cash (used in) provided by investing activities	(36,893,157)	(71,009,352)	1,596,536

Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering	105,229,853	—	—
Offering expense incurred/(refund)	(3,096,180)	15,418	—
Repurchase of fraction shares during ADS conversion	—	(5)	—
Collection of note receivable from option exercise	556,988	—	—
Repurchase of treasury stock	—	—	(572,168)
Net cash provided by (used in) financing activities	102,690,661	15,413	(572,168)
Net increase (decrease) in cash and cash equivalents	70,812,336	(68,905,438)	(603,274)
Cash and cash equivalents at beginning of year	189,939	71,002,275	2,096,837
Cash and cash equivalents at end of year	71,002,275	2,096,837	1,493,563

Non-cash financing activities:

Deferred initial public offering cost	(493,271)	—	—

NOTE TO SCHEDULE 1

1)                Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2012, $84,918,182 was not available for distribution and, as such, the condensed financial information of the Company has been presented for the period ended December 31, 2012.

2)                Royalty income from affiliates represents fees from equity method investees which are eliminated in the Group’s consolidated financial statements.